Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 204,018	$ 133,764	$ 105,330
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	83,177	58,972	48,473
Bad debt expense, net	3,007	145	3,304
Unrealized losses (gains) on interest rate swaps and caps, net	3,849	4,021	(11,147)
Amortization of debt issuance costs	8,101	4,399	2,176
Amortization of intangible assets	6,110	6,544	7,080
Amortization of acquired net (below) above-market leases	(411)	26	1,456
Amortization of deferred revenue	(9,181)	(7,082)	(4,462)
Amortization of unearned income on direct financing and sales-type leases	(9,055)	(7,853)	(8,625)
Gains on sale of containers, net	(31,631)	(27,624)	(12,111)
Gain on sale of containers to noncontrolling interest	(19,773)
Gain on early extinguishment of debt			(19,398)
Share-based compensation expense	6,177	5,457	3,493
Decrease (increase) in:
Accounts receivable, net	(25,924)	(8,828)	(8,804)
Trading containers, net	(12,566)	867	325
Prepaid expenses and other current assets	(7,046)	(2,140)	1,538
Due from affiliates, net		126	(87)
Other assets	4,736	(1,561)	(805)
Increase (decrease) in:
Accounts payable	(3,680)	(2,782)	4,156
Accrued expenses	6,503	2,868	(210)
Deferred revenue	6,713	(2,311)	(3,581)
Due to owners, net	(1,733)	3,404	3,264
Long-term income tax payable	1,908	2,165	2,582
Deferred taxes, net	46	1,306	(185)
Total adjustments	9,327	30,119	8,432
Net cash provided by operating activities	213,345	163,883	113,762
Cash flows from investing activities:
Purchase of containers and fixed assets	(823,694)	(402,286)	(137,387)
Payment for Textainer Marine Containers Ltd. capital restructuring, net of cash acquired	(11,783)
Purchase of intangible assets			(13,795)
Proceeds from sale of containers and fixed assets	75,311	58,166	51,946
Receipt of principal payments on direct financing and sales-type leases	35,042	41,156	23,748
Net cash used in investing activities	(725,124)	(302,964)	(75,488)
Cash flows from financing activities:
Proceeds from revolving credit facilities	202,100	152,000	186,000
Principal payments on revolving credit facilities	(173,053)	(127,000)	(160,000)
Proceeds from secured debt facility	627,000	327,000	196,500
Principal payments on secured debt facility	(364,803)	(98,500)	(167,500)
Proceeds from bonds payable	400,000
Principal payments on bonds payable	(71,500)	(51,500)	(53,293)
Extinguishment of bonds payable			(20,234)
(Increase) decrease in restricted cash	(30,824)	(8,448)	9,521
Debt issuance costs	(8,402)	(11,670)	(112)
Issuance of common shares upon exercise of share options	6,065	5,033
Excess tax benefit from share-based compensation awards	3,633
Capital contributions from noncontrolling interest	1,823
Dividends paid	(62,549)	(47,631)	(43,940)
Net cash provided by (used in) financing activities	529,490	139,284	(53,058)
Effect of exchange rate changes	24	59	113
Net increase (decrease) in cash and cash equivalents	17,735	262	(14,671)
Cash and cash equivalents, beginning of the year	57,081	56,819	71,490
Cash and cash equivalents, end of the year	74,816	57,081	56,819
Cash paid during the year for:
Interest and realized losses on interest rate swaps and caps, net	46,287	23,061	24,506
Net income taxes paid	391	649	541
Supplemental disclosures of noncash investing activities:
(Decrease) increase in accrued container purchases	(73,221)	85,591	11,072
Containers placed in direct financing and sales-type leases	47,672	23,590	18,023
Intangible assets relinquished for container purchases	7,748		3,378
Contribution of nonmonetary assets for Textainer Marine Containers Ltd. capital restructuring:
Net investment in direct financing and sales-type leases	8,896
Containers, net	$ 124,153